AMERICAFIRST QUANTITATIVE FUNDS

AmericaFirst Absolute Return Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Absolute Return Fund, filed pursuant to Rule 497 (k) under the Securities Act of 1933, as amended, on October 9, 2013 (SEC Accession No. 0000910472-13-004228).